Calculation of Weighted Average Shares Used to Calculate Basic and Diluted Income (Loss) Earnings Per Share (Detail) - shares shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares used in calculating basic net loss per share	6,663	6,653	6,663	6,080	6,224	5,626	4,554
Effect of potentially dilutive common shares from equity awards and liability-classified warrants	0	0	0	44	33	98	0
Weighted average shares used in calculating diluted net loss per share	6,663	6,653	6,663	6,124	6,257	5,724	4,554